Fees Summary	Sep. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 18,728,638.21
Previously Paid Amount	2,156.31
Total Fee Amount	2,586.43
Total Offset Amount	0.00
Net Fee	$ 430.12
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A